UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20519
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __03/31/00__________

Check Here if Amendment [  ]; Amendment Number: _____________________
  This Amendment (Check only one.):		[  ] is a restatement
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Wilbanks, Smith & Thomas Asset Management, Inc.
Address:	One Commercial Place________________________
		Suite 1450  _________________________________
		Norfolk, VA 23510___________________________

Form 13F File Number:	28-5226___

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		L. Norfleet Smith, Jr. ________________
Title:		Principal/Director of Operations________
Phone:		(757) 623-3676 _____________________

Signature, Place, and Date of Signing:
	________________	______Norfolk, VA______		_  04/27/2000__
	     [Signature]	[City, State]			      [Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.	(Check here if all holdings of this reporting manager
    are reported in this report.)
[ ] 13F 	NOTICE	(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT.	(Check here if a portion of the holdings for this
    reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



				Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	_____0______

Form 13F Information Table Entry Total:	____146_____

Form 13F Information Table Value Total: $__808633___
					 (thousands)

List of Other Included Managers: NONE


Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFOR
MATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
Standard Comercial Sub Deb Con CONV             853258aa9        5    10000 PRN
     SOLE                    10000
AT&T Capital Corp. Qtly Pfd. 8 PFD              00206j308     3461   143845 SH
     SOLE                   143845
Abn Amro Capital Fund II 7.125 PFD              00371t206     1025    50750 SH
     SOLE                    50750
Armstrong World Prd. 7.45%     PFD              042476606      391    20000 SH
     SOLE                    20000
Bear Stearns Cap 7.50% 12/15/2 PFD              07383J209      656    30000 SH
     SOLE                    30000
Bellsouth Cap Fund             PFD              079857207      230    10000 SH
     SOLE                    10000
Conseco Financial Trust V 8.70 PFD              20847d205      328    19900 SH
     SOLE                    19900
EDF London Cap 8.625% Pfd. Ser PFD              268316205      365    16900 SH
     SOLE                    16900
Hartford Capital II Series B Q PFD              416320208      201     8600 SH
     SOLE                     8600
Lehman Bros Cap. Trust II  7.8 PFD              52518g209      907    40000 SH
     SOLE                    40000
Lincoln National Capital Pfd.  PFD              53417p209      802    40000 SH
     SOLE                    40000
MediaOne Financing Pfd B       PFD              583938204      271    11800 SH
     SOLE                    11800
Motorola Capital Trust I 6.68% PFD              620074203      664    32000 SH
     SOLE                    32000
NB Capital Trust (BAC) 7.84%   PFD              628956203     5011   218440 SH
     SOLE                   218440
Nova Chemicals Corp. 9.04% (01 PFD              66977w307      562    30000 SH
     SOLE                    30000
PWG Capital Trust I  8.30% (12 PFD              69366e201      511    22400 SH
     SOLE                    22400
Public Storage Pfd 8.25%       PFD              74460d760      772    35475 SH
     SOLE                    35475
Resource Bank Preferred 9.25%  PFD              761201201      211     8450 SH
     SOLE                     8450
Southern Co. 7.75% Pfd. A      PFD              84258t208      373    16780 SH
     SOLE                    16780
TCI 8.72% pf.                  PFD              872285200     5016   205258 SH
     SOLE                   205258
Talisman Energy 9% Pfd Ser 2/1 PFD              87425e400      430    20000 SH
     SOLE                    20000
Textron Capital I 7.92% (02/09 PFD              883198202      662    30000 SH
     SOLE                    30000
US Bancorp Pfd. 7.2%           PFD              90332m200      347    17000 SH
     SOLE                    17000
Unionbancal Finance Tr I 7.375 PFD              90905q109      619    30000 SH
     SOLE                    30000
ADC Telecommunications         COM              000886101      259     4800 SH
     SOLE                     4800
AFLAC Inc                      COM              001055102    15788   346500 SH
     SOLE                   346500
ALLTEL Corp                    COM              020039103     5012    79480 SH
     SOLE                    79480
AT&T Corp                      COM              001957109    11673   207526 SH
     SOLE                   207526
Abbott Laboratories            COM              002824100      702    19941 SH
     SOLE                    19941
Aegon N. V. Ord.               COM              007924103      986    12234 SH
     SOLE                    12234
Affiliated Managers Group      COM              008252108      218     4600 SH
     SOLE                     4600
America  Online Inc            COM              02364j104     1022    15200 SH
     SOLE                    15200
American Express               COM              025816109    10369    69622 SH
     SOLE                    69622
American Home Products         COM              026609107      513     9547 SH
     SOLE                     9547
American Intl Group            COM              026874107    20647   188557 SH
     SOLE                   188557
Applied Materials              COM              038222105      434     4600 SH
     SOLE                     4600
BB&T Corporation               COM              054937107     1004    35781 SH
     SOLE                    35781
BP Amoco PLC-Spons ADR         COM              055622104      345     6496 SH
     SOLE                     6496
Bank of America Corp.          COM              060505104    13447   256433 SH
     SOLE                   256433
Bank of Hampton Roads          COM              0624890A8      255    16967 SH
     SOLE                    16967
Bell Atlantic                  COM              077853109     3350    54814 SH
     SOLE                    54814
BellSouth Corp                 COM              079860102      695    14782 SH
     SOLE                    14782
Berkshire Hathaway Class B     COM              084670207      226      124 SH
     SOLE                      124
Bristol Myers Squibb           COM              110122108     7154   123884 SH
     SOLE                   123884
Broadwing Inc                  COM              111620100      205     5500 SH
     SOLE                     5500
CCB Financial                  COM              124875105     9397   212367 SH
     SOLE                   212367
COMPAQ Computers               COM              204493100      407    15200 SH
     SOLE                    15200
CVS Corp                       COM              126650100    15677   417350 SH
     SOLE                   417350
Cenit Bancorp Inc              COM              15131w109      224    22025 SH
     SOLE                    22025
Centura Banks Inc              COM              15640t100      250     5467 SH
     SOLE                     5467
Charles Schwab Corp            COM              808513105     1510    26500 SH
     SOLE                    26500
Chase Manhattan Corp           COM              16161a108      334     3830 SH
     SOLE                     3830
Chevron Corp                   COM              166751107      595     6438 SH
     SOLE                     6438
Circuit City Stores Inc        COM              172737108      329     5400 SH
     SOLE                     5400
Cisco Systems                  COM              17275r102     1373    17764 SH
     SOLE                    17764
Citigroup                      COM              172967101    11265   189922 SH
     SOLE                   189922
Coca Cola Company              COM              191216100     1055    22471 SH
     SOLE                    22471
Colgate Palmolive Co           COM              194162103    12997   230542 SH
     SOLE                   230542
Computer Associates Intl. Inc. COM              204912109    14728   248840 SH
     SOLE                   248840
Computer Sciences              COM              205363104      305     3850 SH
     SOLE                     3850
Cox Communications Inc         COM              224044107     2160    44540 SH
     SOLE                    44540
Dell Computer Corp.            COM              247025109     2344    43460 SH
     SOLE                    43460
Disney (Walt) Co.              COM              254687106    11856   286556 SH
     SOLE                   286556
Dollar Tree Stores             COM              256747106    23773   456080 SH
     SOLE                   456080
Du Pont E.I. De Nemours and Co COM              263534109      550    10391 SH
     SOLE                    10391
EMC Corp.                      COM              268648102     1744    13950 SH
     SOLE                    13950
Elan PLC ADR                   COM              284131208      221     4650 SH
     SOLE                     4650
Eli Lilly                      COM              532457108      396     6290 SH
     SOLE                     6290
Enron Corp.                    COM              293561106      659     8800 SH
     SOLE                     8800
Ericsson L M Tel Co Cl B ADS   COM              294821400      387     4125 SH
     SOLE                     4125
Exxon Mobil Corporation        COM              30231G102    15001   192782 SH
     SOLE                   192782
Federal Natl Mtg Assoc         COM              313586109    12346   218754 SH
     SOLE                   218754
First Data Corp.               COM              319963104    13054   295000 SH
     SOLE                   295000
Ford Motor                     COM              345370100      245     5323 SH
     SOLE                     5323
Fortune Brands (formerly Amer. COM              349631101      692    27672 SH
     SOLE                    27672
GTE Corp.                      COM              362320103     1264    17804 SH
     SOLE                    17804
General Electric               COM              369604103    12472    80364 SH
     SOLE                    80364
Gillette Co                    COM              375766102      309     8200 SH
     SOLE                     8200
Heilig-Meyers                  COM              422893107      124    31504 SH
     SOLE                    31504
Hewlett-Packard Company        COM              428236103      499     3768 SH
     SOLE                     3768
Home Depot                     COM              437076102      425     6584 SH
     SOLE                     6584
Honeywell International Inc.   COM              438516106    18150   344489 SH
     SOLE                   344489
Intel Corporation              COM              458140100    33215   251750 SH
     SOLE                   251750
International Business Machine COM              459200101     1645    13943 SH
     SOLE                    13943
Internet Cable Corp            COM              46057x102      697    60000 SH
     SOLE                    60000
Jefferson-Pilot Corporation    COM              475070108     1749    26277 SH
     SOLE                    26277
Johnson & Johnson              COM              478160104     8887   126845 SH
     SOLE                   126845
Level 3 Communications         COM              52729n100      201     1900 SH
     SOLE                     1900
Lowe's Companies               COM              548661107    24653   422319 SH
     SOLE                   422319
Lucent Technologies            COM              549463107    14317   235676 SH
     SOLE                   235676
MCI WorldCom                   COM              55268b106   133559  2947486 SH
     SOLE                  2947486
Manulife Financial Corp.       COM              56501R106      666    45345 SH
     SOLE                    45345
Masco Corp                     COM              574599106      225    11000 SH
     SOLE                    11000
McDonald's Corp.               COM              580135101      325     8650 SH
     SOLE                     8650
Mellon Financial Corp          COM              58551A108      205     6900 SH
     SOLE                     6900
Merck & Co                     COM              589331107    15506   249591 SH
     SOLE                   249591
Merrill Lynch                  COM              590188108      378     3600 SH
     SOLE                     3600
Microsoft Corp                 COM              594918104    14389   135424 SH
     SOLE                   135424
Minnesota Mining & Manufacturi COM              604059105      354     4000 SH
     SOLE                     4000
Motorola, Inc                  COM              620076109     2249    15405 SH
     SOLE                    15405
Nestle SA-ADR                  COM              641069406      269     3000 SH
     SOLE                     3000
New York Times                 COM              650111107    16707   389085 SH
     SOLE                   389085
Nokia ADS                      COM              654902204      255     1150 SH
     SOLE                     1150
Norfolk Southern Corporation   COM              655844108      143    10062 SH
     SOLE                    10062
Nortel Networks Corp.          COM              656569100     5966    47350 SH
     SOLE                    47350
Oracle Systems Corp            COM              68389x105    70426   902168 SH
     SOLE                   902168
Painewebber Group              COM              695629105      220     4995 SH
     SOLE                     4995
Pepsico Inc.                   COM              713448108    15034   434965 SH
     SOLE                   434965
Pfizer, Inc.                   COM              717081103     2246    61424 SH
     SOLE                    61424
Pharmacia & Upjohn, Inc.       COM              716941109     2372    40030 SH
     SOLE                    40030
Playtex                        COM              72813p100     2605   200400 SH
     SOLE                   200400
Proctor & Gamble               COM              742718109      411     7299 SH
     SOLE                     7299
Providian (Formerly Capital Ho COM              74406a102     1711    19750 SH
     SOLE                    19750
Qwest Communications Intl      COM              749121109     3432    70769 SH
     SOLE                    70769
Resource Bankshares Corp.      COM              76121r104     1868   207536 SH
     SOLE                   207536
Royal Dutch Petrol.            COM              780257804      541     9400 SH
     SOLE                     9400
SBC Communications, Inc.       COM              78387g103      930    22075 SH
     SOLE                    22075
Schering-Plough Corporation    COM              806605101     5413   147299 SH
     SOLE                   147299
Schlumberger Ltd               COM              806857108    13244   173124 SH
     SOLE                   173124
Scripps EW Co Cl A New         COM              811054204      201     4142 SH
     SOLE                     4142
SouthTrust Corp                COM              844730101      261    10250 SH
     SOLE                    10250
Southern Co                    COM              842587107      216     9950 SH
     SOLE                     9950
Sun Microsystems               COM              866810104    29303   312724 SH
     SOLE                   312724
Telespectrum Worldwide         COM              87951u109      700   100000 SH
     SOLE                   100000
Tellabs, Inc.                  COM              879664100    12472   198020 SH
     SOLE                   198020
Terayon Communications Systems COM              880775101      205     1000 SH
     SOLE                     1000
Texaco Inc                     COM              881694103      336     6275 SH
     SOLE                     6275
Texas Instruments              COM              882508104      623     3891 SH
     SOLE                     3891
Time Warner Inc                COM              887315109    28489   284893 SH
     SOLE                   284893
Tyco International, Ltd. 'New' COM              902124106    29563   592742 SH
     SOLE                   592742
United Dominion Realty Tr      COM              910197102      111    11000 SH
     SOLE                    11000
Viacom Inc NvtgCl B            COM              925524308      211     4000 SH
     SOLE                     4000
Vodafone Airtouch PLC-SP ADR   COM              92857t107      352     6340 SH
     SOLE                     6340
Wal-Mart Stores                COM              931142103      616    11101 SH
     SOLE                    11101
Warner Lambert Company         COM              934488107      538     5504 SH
     SOLE                     5504
Baron Small Cap                COM              068278308      260 14562.712SH
     SOLE                14562.712
Fidelity Contrafund            COM              316071109      289 4670.746 SH
     SOLE                 4670.746
Fidelity Magellan              COM              316184100      641 4473.184 SH
     SOLE                 4473.184
Fidelity Select Electronics    COM              316390863      269 2130.142 SH
     SOLE                 1065.205
Goldman Sachs Tr Cap Growth Po COM              38141W638      493 17552.509SH
     SOLE                17552.509
Janus Overseas                 COM              471023846      523 12264.943SH
     SOLE                12264.943
Strong Funds - Growth & Income COM              862917309      249 8035.220 SH
     SOLE                 4017.610
Strong Growth 20 Fund          COM              862916608      206 5533.206 SH
     SOLE                 3795.645
The Chesapeake - Class A       COM              36559b203      218 7151.090 SH
     SOLE                 7151.090
Torray                         COM              891402109      463 10668.853SH
     SOLE                10668.853
Vanguard Special Health Care   COM              921908307      266 2589.705 SH
     SOLE                 1493.637
Vanguard/Primecap Fund         COM              921936100      208 2846.136 SH
     SOLE                 1782.952
